Contingent liabilities and legal proceedings - Acquisition of USL shares from UBHL, winding-up petitions against UBHL and other proceedings in relation to the USL transaction (Details)
₨ / shares in Units, £ in Millions, ₨ in Billions
			2 Months Ended	4 Months Ended	6 Months Ended
	Jul. 04, 2013 GBP (£) ₨ / shares shares	Nov. 09, 2012 Petition	Aug. 19, 2019	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Jul. 04, 2013 INR (₨)
Disclosure of contingent liabilities [line items]
Total consideration | £				£ 69	£ 69
Proportion of ownership interest in subsidiary					100.00%
SPA | UBHL
Disclosure of contingent liabilities [line items]
Number of pending wnding-up petitions | Petition		5
United Spirits Limited
Disclosure of contingent liabilities [line items]
Percentage of interest acquired	14.98%					14.98%
Proportion of ownership interest in subsidiary			54.78%	55.24%
United Spirits Limited | USL Benefit Trust
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in subsidiary					2.38%
United Spirits Limited | UBHL
Disclosure of contingent liabilities [line items]
Percentage of interest acquired	6.98%					6.98%
Acquisition price per share (in INR per share) | ₨ / shares	₨ 1,440
United Spirits Limited | SPA
Disclosure of contingent liabilities [line items]
Business acquisition number of shares acquired	21,767,749
Total consideration	₨ 349					₨ 31.3
United Spirits Limited | SPA | UBHL
Disclosure of contingent liabilities [line items]
Business acquisition number of shares acquired	10,141,437